Capital Stock (Narrative) (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) class_of_stock $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($)
Capital Stock [Line Items]
Common and Preferred Stock, shares authorized (in shares) | shares	1,000,500,000
Classes of common stock | class_of_stock	2
Preferred stock, shares authorized | shares	500,000
Preferred stock, par per share | $ / shares	$ 1
Common stock, authorized (in shares) | shares	1,000,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.10	$ 0.10
Preferred stock, outstanding (in shares) | shares	0
Remaining shares authorized to be repurchased	$ 1,033
Capital shares reserved for future issuance | shares	31,000,000	18,000,000
Aggregate intrinsic value of options exercised	$ 260	$ 362	$ 318
Options exercised during period, exercise price range, lower range limit | $ / shares	$ 96.64
Options exercised during period, exercise price range, upper range limit | $ / shares	$ 392.39
Compensation cost not yet recognized	$ 160
Compensation cost not yet recognized, period for recognized	1 year 6 months
Restricted Stock Units (RSUs)
Capital Stock [Line Items]
Compensation cost not yet recognized	$ 100
Compensation cost not yet recognized, period for recognized	1 year
Weighted average grant date fair value, Granted (in dollars per share) | $ / shares	$ 385.68	$ 332.64
Shares vested during the period	$ 91
Performance Stock Units (PSUs)
Capital Stock [Line Items]
Compensation cost not yet recognized	$ 26
Compensation cost not yet recognized, period for recognized	1 year
Weighted average grant date fair value, Granted (in dollars per share) | $ / shares	$ 334.24
Shares vested during the period	$ 26
Employee Stock Purchase Plans
Capital Stock [Line Items]
Percentage of closing stock price under ESPP	95.00%
Shares issued under the ESPP | shares	178,090	173,708